Supplement to the
Fidelity® Low-Priced Stock Fund
Class K
September 29, 2016
Prospectus

James Harmon no longer serves as a co-manager of the fund.

Effective December 12, 2016, the redemption fee has been removed.

The following information replaces similar information found in the “Fund Summary” section under the “Investment Adviser” heading.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Limited (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Sam Chamovitz (co-manager) and Salim Hart (co-manager) have managed the fund since April 2017.

Effective December 12, 2016, the following information replaces similar information in the “Fund Summary” section under the heading “Purchase and Sale of Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Buying Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about Class K shares.

The following information replaces similar information found in the “Fund Management” section under the “Sub-Adviser(s)” heading.

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan has day-to-day responsibility for choosing certain types of investments for the fund. FMR Japan is an affiliate of the Adviser.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Sam Chamovitz is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Salim Hart is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Hart has worked as a quantitative research analyst and portfolio manager.

LPS-K-17-01 1.882816.109	April 21, 2017

Supplement to the
Fidelity® Low-Priced Stock Fund
September 29, 2016
Prospectus

James Harmon no longer serves as a co-manager of the fund.

Effective December 12, 2016, the redemption fee has been removed.

The following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Limited (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Sam Chamovitz (co-manager) and Salim Hart (co-manager) have managed the fund since April 2017.

The following information replaces similar information found in the "Fund Management" section under the "Sub-Adviser(s)" heading.

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan has day-to-day responsibility for choosing certain types of investments for the fund. FMR Japan is an affiliate of the Adviser.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Sam Chamovitz is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Salim Hart is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Hart has worked as a quantitative research analyst and portfolio manager.

LPS-17-01 1.480654.131	April 21, 2017